Consolidated Condensed Interim Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Income Statement Abstract
Revenue	$ 5,347,190	$ 8,440,010	$ 8,344,248	$ 26,021,018
Cost of Sales	4,887,555	7,210,641	7,662,749	22,000,873
Gross Profit	459,635	1,229,369	681,499	4,020,145
Sales, general and administrative costs
Salaries and administration	2,194,456	2,238,200	4,337,320	4,081,026
Depreciation	427,978	444,703	885,736	887,470
Product development costs	401,826	322,200	629,109	1,135,099
Office expense	381,146	353,671	657,694	720,327
Insurance	370,768	399,005	849,510	819,186
Professional fees	305,334	569,068	668,775	893,218
Sales and marketing	196,658	155,257	790,262	291,940
Share-based payments	289,893	405,470	697,898	1,118,697
Transportation costs	47,443	70,109	96,617	123,173
Travel, accommodation, meals and entertainment	95,576	65,207	217,119	270,935
(Recovery) / allowance for credit losses	(126,348)	193,004	(118,378)	193,013
Total sales, general and administrative costs	4,584,730	5,215,894	9,711,662	10,534,084
Loss from operations before interest, accretion and foreign exchange	(4,125,095)	(3,986,525)	(9,030,163)	(6,513,939)
Interest and accretion	(572,472)	(266,035)	(1,095,225)	(543,986)
Foreign exchange (loss) / gain	(4,297)	(5,083)	34,876	(11,574)
Loss for the period	(4,701,864)	(4,257,643)	(10,090,512)	(7,069,499)
Other comprehensive income / (loss)
Cumulative translation reserve	(34,250)	(9,205)	54,645	14,718
Total comprehensive loss for the period	$ (4,736,114)	$ (4,266,848)	$ (10,035,867)	$ (7,054,781)
Loss per common share, basic	$ (0.18)	$ (0.17)	$ (0.39)	$ (0.28)
Loss per common share, diluted	$ (0.18)	$ (0.17)	$ (0.39)	$ (0.28)
Weighted average number of common shares outstanding, basic	26,491,162	24,949,310	26,171,490	24,925,880
Weighted average number of common shares outstanding, diluted	26,491,162	24,949,310	26,171,490	24,925,880